EXHIBIT 99.1

RSM InterAudit

Posthofbrug 10 b4

B 2600 Antwerp

T +32 (0)3 449 57 51

F +32 (0)3 440 68 27

www.rsmbelgium.be

STARGEMS DMCC

-

INDEPENDENT AUDITOR’S REPORT

Receivables Data Procedure

Stargems DMCC

ALMAS-15-C1

ALMAS Tower

Plot No: JLT-PH1-A0

Jumeirah Lakes Towers

Dubai

United Arab Emirates

Referred to as “the Specified Party”

Guggenheim Securities LLC

330 Madison Avenue

New York, New York 10017

Referred to as “Guggenheim”

Terms of Engagement

We have performed the procedures enumerated below, which were agreed to by the Specified Party, solely to assist you in connection with the sale by an affiliate of the Specified Party of the Series 2021-1 Class A Notes, the Series 2021-1 Class B Notes and the Series 2021-1 Class C Notes (together the “Notes”).

AUDIT | TAX | CONSULTING

RSM InterAudit is a member of the RSM network and trades as RSM. RSM is the trading name used by the members of the RSM Network. Each member of the RSM network is an independent accounting and consulting firm which practices in its own right. The RSM network is not itself a separate legal entity in any jurisdiction.

RSM InterAudit CV-SC (*) - registered auditors – Registered office : chaussée de Waterloo 1151 - B 1180 Brussels

interaudit@rsmbelgium.be – VAT BE 0436.391.122 – RLP Brussels - (*) Civil company in the form of a trading company

Member of RSM Belgium - Toelen Cats Dupont Koevoets - Offices in Aalst, Antwerp, Brussels, Charleroi, Mons and Zaventem

The present report relates only to Receivables Data Procedure

Our engagement was undertaken in accordance with the International Standard on Related Services applicable to agreed upon procedures engagements (ISRS4400). Management of the Specified Party is responsible for the completeness and accuracy of the information provided to us upon which we relied in forming our findings. The sufficiency of the procedures is solely the responsibility of the Specified Party. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this AUP Report has been requested or for any other purpose. The procedures were performed solely to assist you in evaluating the validity of the information included in the Data Tape.

Receivables Data Procedure

At your request, we obtained:

-	a list of all invoices originated by the Specified Party in fiscal years 2015-2020 and Stargems BVBA in 2015-2016 (the "Data Tape"); and
-	from Guggenheim a list of invoices from the Data Tape (the “Sample Invoices”). The selection includes 120 invoices.

For each selected invoice, RSM:

-	Compared following attributes on the physical or electronic copy of the invoice (such copy to be provided by the Specified Party) to the Data Tape: customer name, invoice date, due date and invoice amount.
-	Confirmed by tying back-to-back to bank records / statements that the customer made payments as indicated in the Data Tape (within a range of $100), including:
o	For certain Sample Invoices, actual payment amounts and dates
o	For the remainder of the Sample Invoices, actual total payment amount and the weighted average payment date

Our findings are:

-	We understand that there is a different approach used to enter bank charges in the Data Tape. We are informed that for invoices issued by Stargems DMCC, bank charges (if any) are deducted of the Amount Collected as per Data Tape. For the collection of invoices issued by Stargems BVBA, the bank charges are not deducted from the Amount Collected as per Data Tape. This results in differences in the tying back-to-back of the Amount Collected per Data Tape and the amount collected as per bank statement. The detail of the differences noted are included in appendix 1.

-	Below table provides the differences noted by tying back-to-back to the invoice and bank statements:

PER DATA TAPE						PER INVOICE/BANK STATEMENT		DIFFERENCE
ID	INVOICE DATE	DUE DATE	INVOICE AMOUNT	AMOUNT COLLECTED	AVERAGE DATE	Invoice amount per sales invoice	Amount collected per bank statement	Invoice amount per sales invoice	Amount collected per bank statement	Ref
381	8/24/2016	12/22/2016	46,514.34	46,500.34	2/14/2017	128,554.67	128,491.95	82,040.33	81,991.61	A
414	9/19/2016	1/17/2017	318,750.00	18,750.00	1/27/2017	318,750.00	325,873.85	-	7,123.85	B
1167	12/4/2017	4/3/2018	74,032.62	73,226.70	3/2/2018	74,032.62	74,032.62	-	805.92	C
2749	6/9/2019	10/7/2019	253,588.56	179,119.56	7/24/2019	253,588.56	252,345.26	-	1,243.30	D
2749	6/9/2019	10/7/2019		74,469.00	7/25/2019
4519	10/11/2020	2/8/2021	1,134,405.00	1,134,405.00	11/28/2020	1,134,405.00	-	-	1,134,405.00	E
5798	5/28/2016	6/27/2016	1,393,727.57	135,000.00	7/1/2016	1,393,727.57	134,975.00	-	25.00	F
5798	5/28/2016	6/27/2016		359,950.00	7/1/2016		359,950.00		-
5798	5/28/2016	6/27/2016		249,970.00	7/4/2016		249,970.00		-
5798	5/28/2016	6/27/2016		264,994.00	7/5/2016		264,994.00		-
5798	5/28/2016	6/27/2016		383,813.57	7/5/2016		383,813.57		-
5853	2/21/2016	6/11/2016	231,650.00	231,650.00	6/21/2016	231,650.00	231,630.00	-	20.00	G

STARGEMS DMCC – Independent auditor’s report

A.	Difference is caused by the fact that the data of the invoice has been split in 2 entries in the Data Tape.
B.	We are informed that the overpayment of $7,123.85 represents a partial payment for the next invoices.
C.	Difference is caused by error in receipt data entry in Data Tape.
D.	We are informed that as per Reserve Bank of India laws, if any invoice is paid earlier than the due date then the early payment interest must be deducted from the payment. This early payment interest is treated as a discount for paying early.
E.	Amount Collected in Data Tape represents a compensation with an amount payable towards the same counterparty
F.	Error in Data tape. Invoice date is 29 January 2016, with due date of 28 May 2016
G.	Error in Data Tape. Invoice date is 12 January 2016 instead of 21 January 2016

No other exceptions were noted.

The methodology used for our analyses was at our discretion and based on the information made available to us.

Based on the work performed, nothing came to our attention to suggest that the methodology used by the Specified Parties to create Receivables Summary Data, is unreasonable or that the mathematical accuracy of information subject to our analysis is incorrect. No material differences or exceptions were noted.

It should be understood that we make no representations as to:

- Questions of legal interpretation or as to the sufficiency of these procedures for your purposes.

- The reasonableness of any of the assumptions provided by the Specified Party.

- The completeness, accuracy or authenticity of any information obtained from the Specified Party or any other party.

These procedures should not be taken to supplant any additional inquiries or procedures that you would undertake in consideration of the transaction.

It should be understood that we have no responsibility for establishing (and did not establish) the scope and nature of the agreed-upon procedures; rather, the procedures enumerated therein are those which the Specified Party have informed us would be sufficient for their purposes.

We were not engaged to, and did not perform an audit, the objective of which would be the expression of an opinion on the information provided to us. Accordingly, we do not express such an opinion. Had we performed additional procedures; other matters might have come to our attention that would have been reported to you.

Our procedures were performed as of the date of this AUP Report, and we disclaim any consideration of any events and circumstances occurring after the date of this AUP Report. Further, the terms of our engagement are such that we have no obligation to update this letter because of events occurring, or data or information coming to our attention, subsequent to the date of this letter.

Our report will be intended solely for the information and use of the Specified Party and Guggenheim and will not intended to be and should not be used, circulated, quoted, or otherwise referred to, in whole or in part, for any other purpose, including but not limited to, the registration, purchase, or sale of the Notes, loans or securities, except that reference may be made to it in any list of closing documents pertaining to the sale of the Notes or as otherwise contemplated under this agreement, including with respect to ABS-15G. Nothing in our report shall prevent you from disclosing it to your legal advisers, a rating agency or as may be required by any legal, professional or regulatory requirement (but without creating any duty or liability to them on our part).

STARGEMS DMCC – Independent auditor’s report

Antwerp, April 26, 2021

RSM InterAudit civil CV, Registered Auditors

Represented by

Patricia Kindt

Registered Auditor - Partner

Encl.:

Exhibit A – Receivables Data Procedure – Bank charges

STARGEMS DMCC – Independent auditor’s report

STARGEMS DMCC Agreed Upon Procedures – Exhibit A RECEIVABLES DATA PROCEDURE – BANK CHARGES

DATA TAPE
ID	INVOICE DATE	DUE DATE	INVOICE AMOUNT	AMOUNT COLLECTED	AVERAGE DATE	Difference collection amount per bank statement vs Amount Collected per Data Tape
308	7/3/2016	10/31/2016	162,450.00	162,450.00	10/25/2016	-	6.00
413	9/19/2016	1/17/2017	56,450.00	56,450.00	12/28/2016	-	12.72
426	9/27/2016	1/25/2017	1,128,212.78	1,128,212.78	4/21/2017	-	20.00
469	10/26/2016	2/23/2017	223,900.00	223,900.00	3/16/2017	-	12.72
571	1/4/2017	5/4/2017	284,050.00	283,955.00	5/7/2017	-	5.44
622	2/12/2017	6/12/2017	119,200.00	119,180.00	6/29/2017	-	2.71
639	2/19/2017	6/19/2017	241,951.53	241,921.53	6/10/2017	-	8.16
688	3/12/2017	7/10/2017	267,743.56	267,708.56	8/13/2017	-	2.72
1013	9/24/2017	1/22/2018	663,742.12	663,654.12	11/29/2017	-	11.02
1110	11/16/2017	3/16/2018	620,954.01	620,834.01	3/22/2018	-	8.58
1112	11/16/2017	3/16/2018	272,483.29	272,483.29	3/12/2018	-	25.72
1528	12/12/2018	4/11/2019	2,100,529.04	2,100,529.04	4/30/2019	-	20.00
1989	10/7/2018	2/4/2019	263,337.80	263,337.80	2/4/2019	-	70.40
1992	11/22/2018	2/20/2019	127,204.16	127,204.16	2/9/2019	-	101.58
2974	7/28/2019	11/25/2019	-	200,000.00	12/4/2019	-	40.00
2981	7/29/2019	9/27/2019	272,413.58	272,413.58	10/12/2019	-	13.00
3249	10/6/2019	2/3/2020	174,961.07	174,961.07	1/24/2020	-	12.00
3720	1/2/2020	5/1/2020	-	300,010.00	9/24/2020	-	20.00
3834	1/26/2020	5/25/2020	298,386.86	298,386.86	6/30/2020	-	15.00
3846	1/28/2020	2/27/2020	216,086.92	137,763.42	2/8/2020	-	15.00
3846	1/28/2020	2/27/2020	-	78,323.50	2/11/2020	-	15.00
4862	1/19/2015	5/18/2015	-	120,040.00	6/9/2015	-	80.00
5027	3/9/2015	7/3/2015	501,750.00	501,750.00	6/16/2015	-	25.00
5370	8/14/2015	12/11/2015	248,400.00	248,400.00	10/29/2015	-	160.22
5374	8/18/2015	11/13/2015	241,601.22	241,601.22	11/24/2015	-	13.80
5440	9/11/2015	12/1/2015	33,160.78	33,160.78	12/8/2015	-	10.00
5594	11/20/2015	12/20/2015	-	220,051.80	1/14/2016	-	91.80
5785	1/28/2016	4/27/2016	84,440.00	84,440.00	4/26/2016	-	32.50
5940	3/11/2016	7/7/2016	-	151,286.38	8/22/2016	-	126.03
6214	6/27/2016	9/27/2016	742,300.00	500,000.00	11/4/2016	-	25.00
6214	6/27/2016	9/27/2016	-	242,300.00	11/9/2016	-	25.00
6236	7/5/2016	11/2/2016	-	100,051.80	10/26/2016	-	101.80
6298	8/1/2016	10/30/2016	93,800.00	93,800.00	11/15/2016	-	42.50
6420	9/15/2016	12/29/2016	284,300.00	284,300.00	1/11/2017	-	25.00
6441	9/15/2016	1/13/2017	-	1,040,077.00	2/17/2017	-	102.00
6446	9/15/2016	1/13/2017	90,500.00	90,500.00	1/19/2017	-	35.00
6495	9/30/2016	10/30/2016	297,868.94	297,868.94	10/24/2016	-	40.00
6533	10/31/2016	12/30/2016	1,599,955.20	199,955.20	1/13/2017	-	22.00
6533	10/31/2016	12/30/2016	-	950,000.00	1/23/2017	-	22.00
6533	10/31/2016	12/30/2016	-	450,000.00	2/6/2017	-	22.00

STARGEMS DMCC – Independent auditor’s report

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